FAIR VALUE MEASUREMENTS - Schedule of Proceeds from the Sale of Investments in Available-for-sale Debt Securities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Sale Proceeds	$ 20	$ 27	$ 102	$ 121	$ 38
Realized Gains	0	0	1	0	0
Realized Losses	(2)	(2)	(12)	(15)	(3)
Interest and Dividend Income	$ 3	$ 3	$ 13	$ 13	$ 12